Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current portion of in-process contracts	$ 6,234	$ 1,113
In-process contracts	28,147	3,660
Reclassification Adjustment [Member]
Current portion of in-process contracts		1,113
In-process contracts		$ 3,660